Derivative financial instrument (Tables)	6 Months Ended
Jun. 30, 2020
Derivative financial instrument
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period

	As of June 30,		As of December 31,
	2020		2019
Shares available to be issued under warrants	12,401,262		12,401,262
Exercise price	£1.7238		£1.7238
Risk-free interest rate	—%		0.54%
Remaining term to exercise	1.84	years	2.34	years
Annualized volatility	81.86%		65.56%
Dividend rate	—%		—%

	Derivative	Derivative
	financial	financial
	instrument	instrument
	2020	2019
	£'000s	£'000s
As of January, 1	895	2,492
Fair value adjustments recognized in profit or loss	(184)	(1,723)
As of June, 30	711	769

Volatility
(up / down
10 % pts)
£'000s
Variable up	989
Base case, reported fair value	711
Variable down	463